Taxes - Reconciliation of Deferred Tax Asset and Liability (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Disclosure of income tax
Deferred tax asset/liabilities	$ 19,002	$ 197,714
Deferred tax liabilities
Disclosure of income tax
Deferred tax asset/liabilities	316,971	364,796
Non-capital losses | Deferred tax assets
Disclosure of income tax
Deferred tax asset/liabilities	97,293	516,947
Non-capital losses | Deferred tax liabilities
Disclosure of income tax
Deferred tax asset/liabilities	(260,271)	(649)
Derivative contracts | Deferred tax assets
Disclosure of income tax
Deferred tax asset/liabilities		20,685
Derivative contracts | Deferred tax liabilities
Disclosure of income tax
Deferred tax asset/liabilities	9,723
Capital assets | Deferred tax assets
Disclosure of income tax
Deferred tax asset/liabilities	(102,788)	(448,180)
Capital assets | Deferred tax liabilities
Disclosure of income tax
Deferred tax asset/liabilities	408,759	252,425
Stock based compensation | Deferred tax assets
Disclosure of income tax
Deferred tax asset/liabilities		7,018
Stock based compensation | Deferred tax liabilities
Disclosure of income tax
Deferred tax asset/liabilities	(6,848)
Asset retirement obligations | Deferred tax assets
Disclosure of income tax
Deferred tax asset/liabilities	24,441	90,941
Asset retirement obligations | Deferred tax liabilities
Disclosure of income tax
Deferred tax asset/liabilities	157,823	112,790
Unrealized foreign exchange | Deferred tax assets
Disclosure of income tax
Deferred tax asset/liabilities		10,333
Other deferred tax liabilities | Deferred tax liabilities
Disclosure of income tax
Deferred tax asset/liabilities	7,785	230
Other deferred tax assets | Deferred tax assets
Disclosure of income tax
Deferred tax asset/liabilities	$ 56	$ (30)